Accumulated Other Comprehensive Income - Reclassification Adjustments from Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Comprehensive Income Loss [Line Items]
Cost of products sold	$ 2,083.8	$ 2,019.5	$ 1,960.4
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Interest expense, net	$ (201.2)	$ (164.8)	$ (208.4)
Earnings from continuing operations before income taxes	1,067.3	403.5	499.0
Provision for income taxes	42.2	112.3	53.5
Other (expense) income, net	(9.3)	(128.0)	12.2
Reclassification out of Accumulated Other Comprehensive Income [Member]
Other Comprehensive Income Loss [Line Items]
Net of tax	$ 83.2	$ 47.4	$ (11.5)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Other Comprehensive Income Loss [Line Items]
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plan Items [Member]
Other Comprehensive Income Loss [Line Items]
Earnings from continuing operations before income taxes	$ 93.4	$ 54.0	$ (1.4)
Provision for income taxes	16.0	8.0	(0.1)
Net of tax	77.4	46.0	(1.3)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plan Items [Member] | Foreign Exchange Forward Contracts [Member]
Other Comprehensive Income Loss [Line Items]
Cost of products sold	94.1	54.8	(0.8)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plan Items [Member] | Forward Starting Interest Rate Swaps [Member]
Other Comprehensive Income Loss [Line Items]
Interest expense, net	(0.7)	(0.8)	(0.6)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plan Items [Member]
Other Comprehensive Income Loss [Line Items]
Provision for income taxes	0.3	(1.2)	(3.8)
Net of tax	5.8	1.4	(10.2)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plan Items [Member] | Settlements, Prior Service Cost and Unrealized Actuarial Gain (Loss) [Member]
Other Comprehensive Income Loss [Line Items]
Other (expense) income, net	$ 6.1	$ 0.2	$ (14.0)